2. Concessions and Authorizations (Details 2) - Contract	12 Months Ended
Dec. 31, 2018
SummaryOfConcessionAndAuthorizationsLineItems [Line Items]
Concession contract	Generation Concession 001/2007 - HPP Gov. Jayme Canet Júnior (Mauá)
Interest	51.00%
Concession maturity	07.02.2042
Concession contract	Generation concession 001/2011 - HPP Colíder (a)
Interest	100.00%
Concession maturity	01.16.2046
Concession contract	Ordinance 133/2011 - SHP Cavernoso II
Interest	100.00%
Concession maturity	02.27.2046
Concession contract	Generation Concession 002/2012 - HPP Baixo Iguaçu (a)
Interest	30.00%
Concession maturity	09.13.2049
Concession contract	HPP Apucaraninha
Interest	100.00%
Concession maturity	10.12.2025
Concession contract	HPP Chaminé
Interest	100.00%
Concession maturity	08.16.2026
Concession contract	HPP Derivação do Rio Jordão
Interest	100.00%
Concession maturity	11.15.2029
Concession contract	HPP Cavernoso
Interest	100.00%
Concession maturity	01.07.2031
Concession contract	TPP Figueira (Note 35.2.6)
Interest	100.00%
Concession maturity	03.26.2019
Concession contract	HPP Gov. Bento Munhoz da Rocha Neto (Foz do Areia) (Note 35.2.6)
Interest	100.00%
Concession maturity	09.17.2023
Concession contract	HPP São Jorge
Interest	100.00%
Concession maturity	12.03.2024
Concession contract	HPP Guaricana
Interest	100.00%
Concession maturity	08.16.2026
Concession contract	HPP Gov. Ney Aminthas de Barros Braga (Segredo)
Interest	100.00%
Concession maturity	11.15.2029
Concession contract	HPP Gov. José Richa (Salto Caxias)
Interest	100.00%
Concession maturity	05.04.2030
Concession contract	Authorization 278/1999 - WPP Palmas
Interest	100.00%
Concession maturity	09.28.2029
Concession contract	HGP Salto do Vau (only register with ANEEL)
Interest	100.00%
Concession maturity	-
Concession contract	Generation concession 002/2016 - HPP Gov. Pedro Viriato Parigot de Souza (GPS)
Interest	100.00%
Concession maturity	01.05.2046
Concession contract	HPP Marumbi - Pow er generating plant registration: CGH. PH. PR. 001501-6.02
Interest	100.00%
Concession maturity	-
Concession contract	Authorization Aneel 5,373/2015 - HGP Chopim I (only register with ANEEL)
Interest	100.00%
Concession maturity	-
Concession contract	UEG Araucária
Interest	60.00%
Concession maturity	12.22.2029
Concession contract	Nova Asa Branca I
Interest	100.00%
Concession maturity	04.24.2046
Concession contract	Nova Asa Branca II
Interest	100.00%
Concession maturity	05.30.2046
Concession contract	Nova Asa Branca III
Interest	100.00%
Concession maturity	05.30.2046
Concession contract	Nova Eurus IV
Interest	100.00%
Concession maturity	04.26.2046
Concession contract	Santa Maria
Interest	100.00%
Concession maturity	05.07.2047
Concession contract	Santa Helena
Interest	100.00%
Concession maturity	04.08.2047
Concession contract	Ventos de Santo Uriel
Interest	100.00%
Concession maturity	04.08.2047
Concession contract	GE Boa Vista
Interest	100.00%
Concession maturity	04.27.2046
Concession contract	GE Farol
Interest	100.00%
Concession maturity	04.19.2046
Concession contract	GE Olho D’Água
Interest	100.00%
Concession maturity	05.31.2046
Concession contract	GE São Bento do Norte
Interest	100.00%
Concession maturity	05.18.2046
Concession contract	Esperança do Nordeste
Interest	100.00%
Concession maturity	05.10.2050
Concession contract	Paraíso dos Ventos do Nordeste
Interest	100.00%
Concession maturity	05.10.2050
Concession contract	Usina de Energia Eólica Jangada
Interest	100.00%
Concession maturity	01.04.2042
Concession contract	Maria Helena
Interest	100.00%
Concession maturity	01.04.2042
Concession contract	Usina de Energia Eólica Potiguar
Interest	100.00%
Concession maturity	05.10.2050
Concession contract	Usina de Energia Eólica Guajiru
Interest	100.00%
Concession maturity	01.04.2042
Concession contract	Usina de Energia Eólica Cutia
Interest	100.00%
Concession maturity	01.04.2042
Concession contract	São Bento do Norte I
Interest	100.00%
Concession maturity	08.03.2050
Concession contract	São Bento do Norte II
Interest	100.00%
Concession maturity	08.03.2050
Concession contract	São Bento do Norte III
Interest	100.00%
Concession maturity	08.03.2050
Concession contract	São Miguel I
Interest	100.00%
Concession maturity	08.03.2050
Concession contract	São MigueI lI
Interest	100.00%
Concession maturity	08.03.2050
Concession contract	São Miguel III
Interest	100.00%
Concession maturity	08.03.2050
Concession contract	Foz do Chopim
Interest	35.77%
Concession maturity	04.23.2030
Concession contract	SHP Bela Vista
Interest	99.90%
Concession maturity	01.01.2041
Concession contract	Contract 060/2001 (extended by 3rd addendum to the contract) - Transmission facilities – several joint ventures
Interest	100.00%
Concession maturity	12.31.2042
Concession contract	Contract 075/2001 - Transmission line Bateias - Jaguariaíva
Interest	100.00%
Concession maturity	08.16.2031
Concession contract	Contract 006/2008 - Transmission line Bateias - Pilarzinho
Interest	100.00%
Concession maturity	03.16.2038
Concession contract	Contract 027/2009 - Transmission line Foz do Iguaçu - Cascavel Oeste
Interest	100.00%
Concession maturity	11.18.2039
Concession contract	Contract 010/2010 - Transmission line Araraquara II - Taubaté
Interest	100.00%
Concession maturity	10.05.2040
Concession contract	Contract 015/2010 - Substation Cerquilho III
Interest	100.00%
Concession maturity	10.05.2040
Concession contract	Contract 022/2012 - Transmission line - Foz do Chopim - Salto Osório C2; Transmission line 230 kV Londrina - Figueira
Interest	100.00%
Concession maturity	08.26.2042
Concession contract	Contract 002/2013 - Transmission line - Assis - Paraguaçu Paulista II; Substation 230/88 kV Paraguaçu Paulista II
Interest	100.00%
Concession maturity	02.24.2043
Concession contract	Contract 005/2014 - Transmission line - Bateias - Curitiba Norte; Substation 230/138 kV Curitiba Norte
Interest	100.00%
Concession maturity	01.28.2044
Concession contract	Contract 021/2014 - Transmission line Foz do Chopim - Realeza; Substation Realeza 230/138 kV - Pátio novo 230 kV
Interest	100.00%
Concession maturity	09.04.2044
Concession contract	Contract 022/2014 - Transmission line Assis - Londrina
Interest	100.00%
Concession maturity	09.04.2044
Concession contract	Contract 006/2016 - Transmission line 525kV Curitiba Leste - Blumenau C1 (a)
Interest	100.00%
Concession maturity	04.06.2046
Concession contract	Costa Oeste Transmissora
Interest	100.00%
Concession maturity	01.11.2042
Concession contract	Caiuá Transmissora
Interest	49.00%
Concession maturity	05.09.2042
Concession contract	Marumbi Transmissora
Interest	100.00%
Concession maturity	05.09.2042
Concession contract	Integração Maranhense
Interest	49.00%
Concession maturity	05.09.2042
Concession contract	Matrinchã Transmissora
Interest	49.00%
Concession maturity	05.09.2042
Concession contract	Guaraciaba Transmissora
Interest	49.00%
Concession maturity	05.09.2042
Concession contract	Paranaíba Transmissora
Interest	24.50%
Concession maturity	05.01.2043
Concession contract	Mata de Santa Genebra
Interest	50.10%
Concession maturity	05.13.2044
Concession contract	Cantareira Transmissora
Interest	49.00%
Concession maturity	09.04.2044